Segment reporting - Additional Information (Details 2)	6 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
Percentage of revenue from top 10 merchants	6100.00%
Number of customers accounted for more than 10% of total revenue on individual level	2